Other Finance Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Finance Cost [Abstract]
Other finance costs

6 Other finance costs

	For the six months ended
	June 30,
	2024	2025
	RMB’000	RMB’000
Interest on bank loans	—	1,307
Interest on lease liabilities	1,034	1,660
Changes in the carrying amount of put option liabilities	322	325
	1,356	3,292

8 Other finance costs

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Interest on bank loans (Note 21(c))	—	—	525
Interest on lease liabilities (Note 21(c))	3,574	2,853	2,276
Changes in the carrying amount of put option liabilities (Note 21(c))	628	637	650
	4,202	3,490	3,451